COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Long-term Purchase Commitment, Amount	¥ 4,877	¥ 7,542
Equipment [Member]
Long-term Purchase Commitment, Amount	4,877	7,457
Plant and building construction [Member]
Long-term Purchase Commitment, Amount	¥ 0	¥ 85